Cost of goods sold and services rendered (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	$ 61,888	$ 68,191	$ 47,624	$ 75,875
Expenses	606,333	570,523	453,559
Purchases	186,137	142,416	90,675
(Increase) in biological assets	138,934	137,880	125,099
Transfer to raw material	(14,352)	(8,603)	(6,237)
Direct agricultural selling expenses	22,940	19,077	29,179
Tax recoveries	(28,478)	(24,156)	(16,196)
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Exchange differences	(7,244)	(725)	(42,542)
Cost of goods sold and services rendered, and direct agricultural selling expenses	766,727	678,581	557,786
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	32,266	49,601	24,631	50,087
Purchases	93,106	89,745	48,610
(Increase) in biological assets	1,015	0	0
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(28,478)	(24,156)	(16,196)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Exchange differences	(336)	3,083	(30,206)
Cost of goods sold and services rendered, and direct agricultural selling expenses	461,506	420,493	300,791
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	21,146	13,117	16,034	21,056
Purchases	82,842	25,954	27,625
(Increase) in biological assets	102,734	110,252	93,536
Transfer to raw material	(12,998)	(8,603)	(6,237)
Direct agricultural selling expenses	22,940	19,077	29,179
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Exchange differences	(5,604)	(2,503)	(9,596)
Cost of goods sold and services rendered, and direct agricultural selling expenses	196,302	141,731	154,287
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	8,476	5,473	6,904	4,656
Purchases	7,779	22,303	13,520
(Increase) in biological assets	0	0	0
Transfer to raw material	(1,354)	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Exchange differences	(1,304)	(1,414)	(2,642)
Cost of goods sold and services rendered, and direct agricultural selling expenses	71,087	83,574	69,075
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	0	0	55	76
Purchases	2,410	4,414	920
(Increase) in biological assets	34,569	27,628	31,563
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Exchange differences	0	103	(98)
Cost of goods sold and services rendered, and direct agricultural selling expenses	36,979	32,571	33,030
All other segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods		0	0
Purchases		0
(Increase) in biological assets		0
Transfer to raw material		0
Direct agricultural selling expenses		0
Tax recoveries		0
Changes in net realizable value of agricultural produce after harvest		0
Exchange differences		6
Cost of goods sold and services rendered, and direct agricultural selling expenses		212
All other segments | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	0	0	0	$ 0
Purchases	0		0
(Increase) in biological assets	616		0
Transfer to raw material	0		0
Direct agricultural selling expenses	0		0
Tax recoveries	0		0
Changes in net realizable value of agricultural produce after harvest	0		0
Exchange differences	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	853		603
Cost of production of manufactured products
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	453,635	439,100	334,866
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	378,864	376,791	273,127
Cost of production of manufactured products | Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	5,565	478	67
Cost of production of manufactured products | Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	68,969	61,254	60,445
Cost of production of manufactured products | Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	0	371	624
Cost of production of manufactured products | All other segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	$ 237	$ 206
Cost of production of manufactured products | All other segments | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses			$ 603